Statement of Stockholders' Equity - USD ($)	Officers and Directors [Member] Common Stock [Member]	Officers and Directors [Member] Additional Paid-in Capital [Member]	Officers and Directors [Member] Deferred Compensation, Share-Based Payments [Member]	Officers and Directors [Member] Retained Earnings [Member]	Officers and Directors [Member]	Advisory Board [Member] Common Stock [Member]	Advisory Board [Member] Additional Paid-in Capital [Member]	Advisory Board [Member] Deferred Compensation, Share-Based Payments [Member]	Advisory Board [Member] Retained Earnings [Member]	Advisory Board [Member]	Employees and Advisors [Member] Common Stock [Member]	Employees and Advisors [Member] Additional Paid-in Capital [Member]	Employees and Advisors [Member] Deferred Compensation, Share-Based Payments [Member]	Employees and Advisors [Member] Retained Earnings [Member]	Employees and Advisors [Member]	Related Party [Member] Common Stock [Member]	Related Party [Member] Additional Paid-in Capital [Member]	Related Party [Member] Deferred Compensation, Share-Based Payments [Member]	Related Party [Member] Retained Earnings [Member]	Related Party [Member]	Nonrelated Party [Member] Common Stock [Member]	Nonrelated Party [Member] Additional Paid-in Capital [Member]	Nonrelated Party [Member] Deferred Compensation, Share-Based Payments [Member]	Nonrelated Party [Member] Retained Earnings [Member]	Nonrelated Party [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-Based Payments [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021																										4,809,070
Balance at Dec. 31, 2021																										$ 4,809	$ 54,342,027	$ 26,066	$ (43,552,494)	$ 10,820,408
Common stock issued for services (in shares)	26,059					12,255
Common stock issued for services	$ 26	$ 76,038	$ (26,066)	$ 0	$ 49,998	$ 12	$ 29,988	$ 0	$ 0	$ 30,000
Common stock options granted for services	$ 0	645,127	0	0	645,127						$ 0	$ 136,954	$ 0	$ 0	$ 136,954
Common stock warrants granted pursuant to debt financing																$ 0	$ 2,811,138	$ 0	$ 0	$ 2,811,138	$ 0	$ 444,330	$ 0	$ 0	$ 444,330
Net loss																										$ 0	0	0	(12,127,068)	(12,127,068)
Balance (in shares) at Dec. 31, 2022																										4,847,384
Balance at Dec. 31, 2022																										$ 4,847	58,485,602	0	(55,679,562)	2,810,887
Common stock issued for services (in shares)	20,699
Common stock issued for services	$ 21	125,209	0	0	125,230	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock options granted for services	$ 0	$ 599,886	$ 0	$ 0	$ 599,886						$ 0	$ 111,151	$ 0	$ 0	$ 111,151
Common stock warrants granted pursuant to debt financing																$ 0	$ 197,198	$ 0	$ 0	$ 197,198	$ 0	$ 50,682	$ 0	$ 0	$ 50,682
Net loss																										$ 0	0	0	(3,060,433)	(3,060,433)
Shares (in shares)																										1,161,288
Common stock issued in private placement offering																										$ 1,161	6,444,687	0	0	6,445,848
Balance (in shares) at Dec. 31, 2023																										6,029,371
Balance at Dec. 31, 2023																										$ 6,029	$ 66,014,415	$ 0	$ (58,739,995)	$ 7,280,449